Loans from the Argentine Central Bank and Other Financial Institutions	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Loans from the Argentine Central Bank and Other Financial Institutions

NOTE 26. LOANS FROM THE ARGENTINE CENTRAL BANK AND OTHER FINANCIAL INSTITUTIONS
The account breaks down as follows as of the indicated dates:

	12.31.22	12.31.21
Argentine Central Bank Financing	98,832	82,448
Correspondents	1,933,464	6,756,918
Financing from Local Financial Institutions	29,984,607	33,336,630
Financing from Foreign Financial Institutions	3,650,058	673,505
Financing from International Financial Institutions	1,771,283	5,337,333
Total	37,438,244	46,186,834
The breakdown of loans per remaining terms is detailed in Schedule I.
The following table details the credit lines with local and international financial institutions and entities as of the indicated dates:

Financial Institutions and/or Agencies	Placement Date	Currency	Term(*)	Rate(*)	Maturity	Amount as of 12.31.22(**)
Local Institutions
BICE	Sundry Dates	Ps.	1,423 days	24.30	Sundry Dates	1,085,928
BICE	Sundry Dates	US$	1,729 days	8.80	Sundry Dates	1,163,515
Agreements with Banks(1)	Sundry Dates	Ps.	426 days	70.70	Sundry Dates	27,019,941
Call Taken	12.30.22	Ps.	3 days	21.80	01.21.23	715,223
Export Line	12.27.22	US$	62 days	8.80	02.27.23	1,771,283
Argentine Central Bank	12.30.22	Ps.	3 days	—	01.21.23	98,832
International Institutions
Correspondents	12.30.22	US$	3 days	—	01.02.23	1,933,464
IFC	Sundry Dates	US$	2,082 days	8.00	Sundry Dates	1,771,283
Pre-financing	Sundry Dates	US$	182 days	8.10	Sundry Dates	1,878,775
Total						37,438,244
(*)    Weighted average.
(**)    It includes principal and interest.
(1)    Relates to Naranja X’ credit lines.

Financial Institutions and/or Agencies	Placement Date	Currency	Term(*)	Rate(*)	Maturity	Amount as of 12.31.21(**)
Local Institutions
BICE	Sundry Dates	Ps.	2080 days	39.5	Sundry Dates	928,875
BICE	Sundry Dates	US$	1449 days	4.2	Sundry Dates	2,485,586
Agreements with Banks(1)	Sundry Dates	Ps.	364 days	41.6	Sundry Dates	28,753,410
Call Taken	12.30.21	Ps.	4 days	29.5	01.03.22	194,793
Call Taken	12.29.21	Ps.	7 days	30.0	01.03.22	973,966
Argentine Central Bank	12.30.21	Ps.	4 days	—	01.03.22	82,448
International Institutions
Correspondents	12.30.21	US$	4 days	—	01.03.22	6,756,918
IFC	Sundry Dates	US$	1789 days	3.0	Sundry dates	5,337,333
Pre-financing	Sundry Dates	US$	180 days	4.1	Sundry dates	673,505
Total						46,186,834
(*)    Weighted average.
(**)    It includes principal and interest.
(1) Relates to Naranja X’ credit lines.